Goodwill and Other Intangible Assets - Summary of Goodwill by Groups of Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 12,198	$ 11,986
Groups of Cash-generating units [Member] | Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	154	154
Groups of Cash-generating units [Member] | Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	4,395	4,395
Groups of Cash-generating units [Member] | North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	6,869	6,826
Groups of Cash-generating units [Member] | International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 780	$ 611